Leases (Tables)	3 Months Ended
Mar. 31, 2025
Disclosure of Leases [Abstract]
Schedule of Leases Right-of-use Assets
The following table outlines the carrying amounts of right-of-use assets:

	March 31 2025	December 31 2024
Land and improvements	$62	$63
Building and leasehold improvements and other	437	435
Total	$499	$498
The following table summarizes the depreciation of right-of-use assets:

	Three Months Ended March 31
	2025	2024
Land and improvements	$1	$1
Building and leasehold improvements and other	12	14
Total	$13	$15